Share-based Payments - Additional Information (Details)			12 Months Ended	13 Months Ended
	Jun. 30, 2019 shares	Oct. 16, 2015 CAD ($) shares	Mar. 31, 2018 CAD ($) shares yr mo	Mar. 31, 2017 CAD ($) shares	Feb. 29, 2016 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation recognized			$ 2,283,756	$ 2,014,902
Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maximum percent of option issuable			2.00%
Number of options, Restriction | shares			2,095,333
Weighted average fair value of options granted to employees			$ 0.68	$ 0.56
Number of options granted | shares			7,501,980	881,000
Stock-based compensation recognized			$ 1,334,817	$ 768,368
Weighted average exercise price, Granted			$ 1.90	$ 1.54
Stock Option Plan | Non Employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares			0	0
Stock Option Plan | Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Options term | yr			10
Percentage of common shares issued and outstanding			15.00%
Percent of stock common shares issuable to single holder			5.00%
Stock Option Plan | Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period | mo			18
Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares		625,000
Stock-based compensation recognized			$ 17,485	$ 187,649
Weighted average exercise price, Granted		$ 1.55
Expiration date		Oct. 16, 2020
Vesting period		2 years
Description of vesting requirements for share-based payment arrangement			The options vest after a two-year minimum service period and the attainment of market performance conditions within the following three years.
Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of share options outstanding in share-based payment arrangement | shares			570,752	425,354	75,000
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	160,000		263,588	72,164
Number of share fully vested | shares			75,000
Weighted average fair value			$ 1.27	$ 1.57
Stock-based compensation recognized			305,813	384,307
Acasti Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Stock-based compensation recognized			$ 660,611	$ 674,578